Filed pursuant to Rule 497(j)

Registration Nos. 033-16905 and 811-05309

[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

March 31, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Nuveen Investment Funds, Inc. (the “Registrant”)
File No. 033-16905

Ladies and Gentlemen:

On behalf of the Registrant, in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant and its Nuveen Core Bond Fund, Nuveen Core Plus Bond Fund, Nuveen High Income Bond Fund, Nuveen Inflation Protected Securities Fund, Nuveen Intermediate Government Bond Fund, Nuveen Short Term Bond Fund, Nuveen Strategic Income Fund, Nuveen Global Infrastructure Fund, Nuveen Real Asset Income Fund, Nuveen Real Estate Securities Fund, Nuveen Minnesota Intermediate Municipal Bond Fund, Nuveen Minnesota Municipal Bond Fund, Nuveen Nebraska Municipal Bond Fund and Nuveen Oregon Intermediate Municipal Bond Fund, does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. Post-Effective Amendment No. 199, which was the most recent amendment to the Registration Statement, was filed electronically with the Securities and Exchange Commission on March 31, 2017.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By:	/s/ Morrison C. Warren
Morrison C. Warren